Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2014
Prospectus

The following information replaces similar information for Fidelity Advisor® Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Colin Anderson (portfolio manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Management" section on page 43.

Colin Anderson is portfolio manager of Fidelity Advisor® Communications Equipment Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" on page 39.

* Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

AFOC-15-02  August 3, 2015
1.480125.183

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information for Fidelity Advisor® Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Colin Anderson (portfolio manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ali Khan found in the "Fund Management" section on page 43.

Colin Anderson is portfolio manager of Fidelity Advisor® Communications Equipment Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" on page 39.

* Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

AFOCI-15-03  August 3, 2015
1.479771.177